ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 23, 2017	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Series Fund, Inc. (File Nos. 33-41694 and 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 206 (“Amendment”) to the Registration Statement of Voya Series Fund, Inc., (“Registrant”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on March 27, 2017.

In addition to Part C, the Amendment includes the following documents:

1.              Statutory Prospectus for Class T Shares of Voya Global Multi-Asset Fund, formerly Voya Capital Allocation Fund (the “Fund”), a series of the Registrant; and

2.              The Statement of Additional Information for the Fund.

The Registrant is filing the Amendment in connection with the registration of Class T shares of the Fund.

In connection with this Amendment, the Registrant plans to file a separate filing pursuant to Rule 497(k) for the Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment.  This transmittal letter shall also serve as the transmittal letter for the corresponding filing made pursuant to Rule 497(k).

We have assisted the Registrant in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:                                Kristen Freeman, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.